Note G - Assets Held for Sale and Discounted Operations - 10-K (Detail) - Allocation of HFS (USD $)	Sep. 30, 2012	Jul. 31, 2010
Cash	$ 1,252,000	$ 1,032,000
Preneed receivables		4,063,000
Other receivable		1,037,000
Inventory	55,000	22,000
Property and equipment	52,578,000	8,390,000
Other assets		523,000
Accounts payable and accrued liabilities	(7,281,000)	(842,000)
Deferred preneed revenues		(72,000)
Net assets		$ 14,153,000